Document And Entity Information	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity Registrant Name	SUPERCOM LTD.
Entity Central Index Key	0001291855
Current Fiscal Year End Date	--12-31